Consolidated Reinsurance	12 Months Ended
Dec. 31, 2013
Supplemental Schedule of Reinsurance Premiums for Insurance Companies [Abstract]
Consolidated Reinsurance
MetLife Insurance Company of Connecticut
(A Wholly-Owned Subsidiary of MetLife, Inc.)
Schedule IV
Consolidated Reinsurance
December 31, 2013, 2012 and 2011
(In millions)

	Gross Amount	Ceded	Assumed	Net Amount	% Amount Assumed to Net
2013
Life insurance in-force	$466,650	$424,836	$7,273	$49,087	14.8%
Insurance premium
Life insurance	$1,327	$737	$10	$600	1.7%
Accident and health insurance	234	228	—	6	—
Total insurance premium	$1,561	$965	$10	$606	1.7%
2012
Life insurance in-force	$428,803	$391,045	$7,750	$45,508	17.0%
Insurance premium
Life insurance	$1,815	$572	$11	$1,254	0.9%
Accident and health insurance	248	241	—	7	—
Total insurance premium	$2,063	$813	$11	$1,261	0.9%
2011
Life insurance in-force	$378,153	$340,477	$8,085	$45,761	17.7%
Insurance premium
Life insurance	$2,180	$366	$7	$1,821	0.4%
Accident and health insurance	249	242	—	7	—
Total insurance premium	$2,429	$608	$7	$1,828	0.4%
For the year ended December 31, 2013, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $269.9 billion and $7.3 billion, respectively, and life insurance premiums of $638 million and $10 million, respectively. For the year ended December 31, 2012, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $237.2 billion and $7.8 billion, respectively, and life insurance premiums of $478 million and $11 million, respectively. For the year ended December 31, 2011, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $195.2 billion and $8.1 billion, respectively, and life insurance premiums of $286 million and $7 million, respectively.